Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions for administrative, disciplinary and criminal penalties	$ 71	$ 0
Provisions for termination benefits	15,096,545	430,346,372
Other provisions	111,383,160	98,479,802
Total provisions	$ 126,479,776	528,826,174
Restructuring provision		$ 378,183,286